UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490
Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Semiannual Report
4.30.10

A look at performance

For the period ended April 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
	1-year	5-year	10-year	inception Since2	6-months	1-year	5-year	10-year	inception Since2

Class A	33.99	4.91	—	6.95	15.80	33.99	27.06	—	57.29
Class B	35.07	4.96	—	7.12	16.43	35.07	27.39	—	58.98
Class C	38.98	5.32	—	7.15	20.51	38.98	29.60	—	59.23
Class I1	41.66	6.42	—	8.18	22.18	41.66	36.47	—	69.90

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2011 for Class A, Class B, Class C and Class I shares. The net expenses are as follows: Class A — 1.38%, Class B — 2.05%, Class C — 2.05% and Class I — 0.95%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.31%, Class B — 3.02%, Class C — 3.02% and Class I — 1.79%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I shares prospectus.

2 From August 4, 2003.

6	Mid Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index 1	Index 2

Class B3	8-4-03	$15,898	$15,898	$16,885	$17,620

Class C3	8-4-03	15,923	15,923	16,885	17,620

Class I4	8-4-03	16,990	16,990	16,885	17,620

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2010. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell Mid Cap Growth Index — Index 1 — is an unmanaged index which measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forcasted growth values.

S&P MidCap 400/Citigroup Growth Index — Index 2 — is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Effective December 9, 2009, the fund replaced the S&P MidCap 400/Citigroup Growth Index with the Russell Mid Cap Growth Index, which better reflects the fund’s investment strategy.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I shares prospectus.

Semiannual report | Mid Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2009 with the same investment held until April 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,219.00	$7.59

Class B	1,000.00	1,214.30	11.26

Class C	1,000.00	1,215.10	11.26

Class I	1,000.00	1,221.80	5.23

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Mid Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2009, with the same investment held until April 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-09	on 4-30-10	ended 4-30-10[1]

Class A	$1,000.00	$1,018.00	6.90

Class B	1,000.00	1,014.60	10.24

Class C	1,000.00	1,014.60	10.24

Class I	1,000.00	1,020.10	4.76

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.05%, 2.05% and 0.95% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Mid Cap Equity Fund	9

Portfolio summary

Top 10 Holdings[1]

East West Bancorp, Inc.	2.2%	VistaPrint NV	1.9%

Concur Technologies, Inc.	2.1%	Copa Holdings SA, Class A	1.9%

Silicon Laboratories, Inc.	2.1%	Seagate Technology	1.9%

Broadcom Corp., Class A	1.9%	SEI Investments Company	1.8%

Marvell Technology Group, Ltd.	1.9%	Lazard, Ltd., Class A	1.8%

Sector Composition[2,3]

Information Technology	24%	Energy	8%

Consumer Discretionary	18%	Materials	5%

Industrials	14%	Consumer Staples	3%

Health Care	14%	Telecommunication Services	1%

Financials	10%	Short-Term Investments & Other	3%

1 As a percentage of net assets on April 30, 2010. Excludes cash and cash equivalents.

2 As a percentage of net assets on April 30, 2010.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Mid Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

	Shares	Value

Common Stocks 96.77%		$25,964,734

(Cost $20,525,562)

Consumer Discretionary 17.43%		4,678,186

Diversified Consumer Services 1.48%

DeVry, Inc.	6,368	397,300

Hotels, Restaurants & Leisure 5.95%

Bally Technologies, Inc. (I)	10,273	473,791

Chipotle Mexican Grill, Inc., Class A (I)	1,893	255,385

Ctrip.com International, Ltd., ADR (I)	4,738	173,032

Penn National Gaming, Inc. (I)	15,150	469,044

WMS Industries, Inc. (I)	4,500	225,090

Household Durables 0.98%

Lennar Corp., Class A	13,213	262,939

Internet & Catalog Retail 0.95%

Expedia, Inc. (L)	10,799	254,964

Leisure Equipment & Products 1.75%

Hasbro, Inc.	12,258	470,217

Specialty Retail 3.98%

Bed Bath & Beyond, Inc. (I)	6,125	281,505

CarMax, Inc. (I)(L)	10,444	256,609

GameStop Corp., Class A (I)(L)	15,865	385,678

O’Reilly Automotive, Inc. (I)	2,935	143,492

Textiles, Apparel & Luxury Goods 2.34%

Phillips-Van Heusen Corp.	5,050	318,201

VF Corp.	3,598	310,939

Consumer Staples 3.10%		830,938

Beverages 1.07%

Hansen Natural Corp. (I)	6,509	286,917

Household Products 1.08%

Church & Dwight Company, Inc.	4,167	288,565

Personal Products 0.95%

Alberto-Culver Company	8,870	255,456

Energy 7.93%		2,126,645

Energy Equipment & Services 1.69%

Dresser-Rand Group, Inc. (I)	6,905	243,608

Rowan Companies, Inc. (I)	6,979	207,974

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 6.24%

Alpha Natural Resources, Inc. (I)	7,246	$341,142

Cabot Oil & Gas Corp.	8,042	290,557

Denbury Resources, Inc. (I)	21,998	421,262

Ogx Petroleo e Gas Participacoes SA, SADR (I)	27,251	275,235

Whiting Petroleum Corp. (I)	3,840	346,867

Financials 9.19%		2,465,788

Capital Markets 5.15%

Eaton Vance Corp.	6,127	215,916

Greenhill & Company, Inc. (L)	2,042	179,471

Lazard, Ltd., Class A	12,763	493,418

SEI Investments Company	21,973	493,514

Commercial Banks 3.21%

Cullen/Frost Bankers, Inc. (L)	4,639	275,371

East West Bancorp, Inc.	33,220	585,702

Insurance 0.83%

Prudential Financial, Inc.	3,499	222,396

Health Care 14.18%		3,803,811

Biotechnology 3.13%

Alexion Pharmaceuticals, Inc. (I)	3,100	170,128

BioMarin Pharmaceutical, Inc. (I)(L)	12,670	296,098

Onyx Pharmaceuticals, Inc. (I)	5,550	160,229

United Therapeutics Corp. (I)(L)	3,735	212,484

Health Care Equipment & Supplies 5.48%

Inverness Medical Innovations, Inc. (I)	12,239	486,867

NuVasive, Inc. (I)(L)	6,650	276,640

Thoratec Corp. (I)(L)	8,024	357,790

Varian Medical Systems, Inc. (I)	6,181	348,485

Health Care Technology 1.22%

Allscripts-Misys Healthcare Solutions, Inc. (I)(L)	16,244	327,641

Life Sciences Tools & Services 1.49%

QIAGEN NV (I)(L)	17,547	400,949

Pharmaceuticals 2.86%

Mylan, Inc. (I)(L)	19,638	432,625

Shire PLC, ADR (L)	5,071	333,875

Industrials 14.27%		3,829,280

Aerospace & Defense 1.25%

Precision Castparts Corp.	2,615	335,609

Airlines 2.86%

Copa Holdings SA, Class A	8,816	499,691

UAL Corp. (I)	12,458	268,844

Commercial Services & Supplies 1.19%

Corrections Corp. of America (I)	15,365	318,363

Industrial Conglomerates 1.34%

McDermott International, Inc. (I)	13,081	358,550

12	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Machinery 2.55%

Flowserve Corp.	4,226	$484,215

Pall Corp.	5,147	200,682

Professional Services 3.29%

FTI Consulting, Inc. (I)(L)	8,080	332,330

IHS, Inc., Class A (I)	4,942	250,411

Stantec, Inc. (I)	11,800	300,900

Road & Rail 1.79%

Con-way, Inc.	6,700	260,228

Kansas City Southern (I)(L)	5,412	219,457

Information Technology 24.27%		6,512,906

Computers & Peripherals 2.58%

SanDisk Corp. (I)	4,888	194,982

Seagate Technology (I)	27,129	498,360

Electronic Equipment, Instruments & Components 2.83%

Amphenol Corp., Class A	10,566	488,255

Itron, Inc. (I)	3,404	270,992

Internet Software & Services 3.97%

Baidu, Inc., SADR (I)	459	316,389

Monster Worldwide, Inc. (I)(L)	14,138	246,425

VistaPrint NV (I)	9,740	502,389

Semiconductors & Semiconductor Equipment 8.93%

Atmel Corp. (I)	74,826	407,053

Broadcom Corp., Class A	14,905	514,073

Cypress Semiconductor Corp. (I)	31,687	408,445

Marvell Technology Group, Ltd. (I)	24,809	512,306

Silicon Laboratories, Inc. (I)	11,458	553,994

Software 5.96%

Autodesk, Inc. (I)	7,373	250,756

Concur Technologies, Inc. (I)(L)	13,410	562,013

Red Hat, Inc. (I)	10,574	315,845

Salesforce.com, Inc. (I)(L)	5,498	470,629

Materials 5.17%		1,386,292

Chemicals 2.06%

FMC Corp.	4,240	269,834

Lubrizol Corp.	3,115	281,409

Containers & Packaging 2.33%

Packaging Corp. of America	11,995	296,636

Temple-Inland, Inc.	14,067	328,042

Metals & Mining 0.78%

Reliance Steel & Aluminum Company	4,310	210,371

Telecommunication Services 1.23%		330,888

Wireless Telecommunication Services 1.23%

American Tower Corp., Class A (I)	8,108	330,888

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	13

		Shares	Value

Short-Term Investments 19.55%			$5,246,478

(Cost $5,245,698)

Repurchase Agreement 2.94%			790,000
Repurchase Agreement with State Street Corp. dated 4-30-10 at 0.010%
to be repurchased at $790,000 on 5-3-10, collateralized by $810,000
Federal Home Loan Bank, 1.300% due 4-30-12 (valued at $810,000,
including interest)		790,000	790,000

		Shares	Value
Securities Lending Collateral 16.61%			4,456,478
John Hancock Collateral Investment Trust (W)	0.2377% (Y)	445,287	4,456,478

Total investments (Cost $25,771,260)† 116.32%			$31,211,212

Other assets and liabilities, net (16.32%)			($4,378,819)

Total net assets 100.00%			$26,832,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of April 30, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of April 30, 2010.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $26,220,432. Net unrealized appreciation aggregated $4,990,780, of which $5,925,163 related to appreciated investment securities and $934,383 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on April 30, 2010:

United States	83%
Netherlands	3%
Bermuda	2%
Panama	2%
Cayman Islands	2%
China	2%
United Kingdom	1%
Canada	1%
Brazil	1%
Short-term and other	3%

14	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $20,525,562) including
$4,358,410 of securities loaned (Note 2)	$25,964,734
Investments in affiliated issuers, at value (Cost $4,455,698) (Note 2)	4,456,478
Repurchase agreements, at value (Cost $790,000) (Note 2)	790,000

Total investments, at value (Cost $25,771,260)	31,211,212
Cash	418
Receivable for investments sold	578,878
Receivable for fund shares sold	68,122
Dividends and interest receivable	4,210
Receivable for securities lending income	382
Receivable due from adviser	5,935
Other assets	56,083
Total assets	31,925,240

Liabilities

Payable for investments purchased	507,561
Payable for fund shares repurchased	88,602
Payable upon return of securities loaned (Note 2)	4,455,698
Written options, at value (Premium received, $2,805) (Note 3)	330
Payable to affiliates
Accounting and legal services fees	549
Transfer agent fees	6,536
Trustees’ fees	1,263
Other liabilities and accrued expenses	32,308
Total liabilities	5,092,847

Net assets

Capital paid-in	$31,298,399
Accumulated net investment loss	(134,146)
Accumulated net realized loss on investments, written options and foreign
currency transactions	(9,774,287)
Net unrealized appreciation on investments and written options	5,442,427
Net assets	$26,832,393

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($19,071,049 ÷ 1,470,161 shares)	$12.97
Class B ($3,375,523 ÷ 271,924 shares)	$12.41[1]
Class C ($3,493,550 ÷ 281,068 shares)	$12.43[1]
Class I ($892,271 ÷ 66,941 shares)	$13.33

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.65

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$50,483
Securities lending	3,355
Interest	190
Less foreign taxes withheld	(1,119)
Total investment income	52,909

Expenses

Investment management fees (Note 5)	95,991
Distribution and service fees (Note 5)	57,661
Accounting and legal services fees (Note 5)	2,596
Transfer agent fees (Note 5)	40,133
Trustees’ fees (Note 5)	262
State registration fees	12,047
Printing and postage fees	5,262
Professional fees	45,470
Custodian fees	10,979
Registration and filing fees	11,826
Other	5,884

Total expenses	288,111
Less expense reductions (Note 5)	(102,048)

Net expenses	186,063

Net investment loss	(133,154)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,086,420
Investments in affiliated issuers	(560)
Foreign currency transactions	1,712
1,087,572
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,676,679
Investments in affiliated issuers	(717)
Written options (Note 3)	2,475
3,678,437
Net realized and unrealized gain	4,766,009
Increase in net assets from operations	$4,632,855

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period
	ended	Year
	4-30-10	ended
	(unaudited)	10-31-09

Increase (decrease) in net assets

From operations
Net investment loss	($133,154)	($162,580)
Net realized gain (loss)	1,087,572	(3,604,832)
Change in net unrealized appreciation (depreciation)	3,678,437	8,699,990

Increase in net assets resulting from operations	4,632,855	4,932,578

From Fund share transactions (Note 6)	1,223,399	313,213

Total increase	5,856,254	5,245,791

Net assets

Beginning of period	20,976,139	15,730,348

End of period	$26,832,393	$20,976,139

Accumulated net investment loss	($134,146)	($992)

18	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]
Per share operating performance

Net asset value, beginning of period	$10.64	$8.11	$15.82	$12.94	$13.38	$11.61
Net investment loss[3]	(0.06)	(0.07)	(0.07)	(0.13)[4]	(0.08)	(0.08)
Net realized and unrealized gain (loss)
on investments	2.39	2.60	(7.41)	3.51	1.38	2.38
Total from investment operations	2.33	2.53	(7.48)	3.38	1.30	2.30
Less distributions
From net realized gain	—	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of period	$12.97	$10.64	$8.11	$15.82	$12.94	$13.38
Total return (%)[5,6]	21.90[7]	31.20	(47.91)	27.01	10.31	20.31

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$14	$10	$15	$3	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.22[8]	2.33	2.08	2.94	4.25	2.97
Expenses net of fee waivers	1.38[8]	1.38	1.34	1.39	1.38	1.20
Expenses net of fee waivers and credits	1.38[8]	1.38	1.34	1.39	1.38	1.20
Net investment loss	(0.94)[8]	(0.72)	(0.60)	(0.88)[4]	(0.66)	(0.65)
Portfolio turnover (%)	36	115[10]	115	64[9]	47	63

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Excludes merger activity.

10 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]
Per share operating performance

Net asset value, beginning of period	$10.22	$7.84	$15.42	$12.70	$13.23	$11.54
Net investment loss[3]	(0.09)	(0.12)	(0.16)	(0.22)[4]	(0.17)	(0.14)
Net realized and unrealized gain (loss)
on investments	2.28	2.50	(7.19)	3.44	1.38	2.36
Total from investment operations	2.19	2.38	(7.35)	3.22	1.21	2.22
Less distributions
From net realized gain	—	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of period	$12.41	$10.22	$7.84	$15.42	$12.70	$13.23
Total return (%)[5,6]	21.43[7]	30.36	(48.32)	26.23	9.67	19.72

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$4	$6	$1	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.89[9]	3.08	2.82	3.61	4.92	3.42
Expenses net of fee waivers	2.05[9]	2.05	2.06	2.06	2.05	1.65
Expenses net of fee waivers and credits	2.05[9]	2.05	2.06	2.06	2.05	1.65
Net investment loss	(1.61)[9]	(1.36)	(1.33)	(1.57)[4]	(1.35)	(1.10)
Portfolio turnover (%)	36	115[11]	115	64[10]	47	63

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

11 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

20	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]
Per share operating performance

Net asset value, beginning of period	$10.23	$7.85	$15.42	$12.71	$13.23	$11.54
Net investment loss[3]	(0.09)	(0.12)	(0.15)	(0.21)[4]	(0.16)	(0.14)
Net realized and unrealized gain (loss)
on investments	2.29	2.50	(7.19)	3.42	1.38	2.36
Total from investment operations	2.20	2.38	(7.34)	3.21	1.22	2.22
Less distributions
From net realized gain	—	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of period	$12.43	$10.23	$7.85	$15.42	$12.71	$13.23
Total return (%)[5,6]	21.51[7]	30.32	(48.25)	26.13	9.76	19.72

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$2	$3	—[8]	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.91[9]	3.04	2.73	3.55	4.85	3.42
Expenses net of fee waivers	2.05[9]	2.03	1.98	2.00	1.98	1.65
Expenses net of fee waivers and credits	2.05[9]	2.03	1.98	2.00	1.98	1.65
Net investment loss	(1.61)[9]	(1.36)	(1.26)	(1.51)[4]	(1.51)	(1.10)
Portfolio turnover (%)	36	115[11]	115	64[10]	47	63

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

11 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	21

CLASS I SHARES Period ended	4-30-10[1]	10-31-09	10-31-08	10-31-07	10-31-06	10-31-05[2]
Per share operating performance

Net asset value, beginning of period	$10.91	$8.28	$16.10	$13.10	$13.47	$11.66
Net investment loss[3]	(0.03)	(0.03)	(0.03)	(0.05)[4]	(0.03)	(0.04)
Net realized and unrealized gain (loss)
on investments	2.45	2.66	(7.56)	3.55	1.40	2.38
Total from investment operations	2.42	2.63	(7.59)	3.50	1.37	2.34
Less distributions
From net realized gain	—	—	(0.23)	(0.50)	(1.74)	(0.53)
Net asset value, end of period	$13.33	$10.91	$8.28	$16.10	$13.10	$13.47
Total return (%)[5,6]	22.18[7]	31.76	(47.76)	27.62	10.82	20.58

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.12[9]	1.82	1.60	3.03	3.81	2.67
Expenses net of fee waivers	0.95[9]	0.95	0.95	0.95	0.94	0.90
Expenses net of fee waivers
and credits	0.95[9]	0.95	0.95	0.95	0.94	0.90
Net investment loss	(0.52)[9]	(0.30)	(0.21)	(0.39)[4]	(0.23)	(0.35)
Portfolio turnover (%)	36	115[11]	115	64[10]	47	63

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 Audited by previous independent registered public accounting firm.

3 Based on the average daily shares outstanding.

4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Excludes merger activity.

11 The portfolio turnover rate for the year ended October 31, 2009 has been revised to what was previously reported to exclude the effect of certain short-term investments in a collateral management vehicle.

22	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Common Stocks

Consumer Discretionary	$4,678,186	$4,678,186	—	—

Consumer Staples	830,938	830,938	—	—

Energy	2,126,645	2,126,645	—	—

Financials	2,465,788	1,880,086	—	$585,702

Health Care	3,803,811	3,803,811	—	—

Industrials	3,829,280	3,829,280	—	—

Information Technology	6,512,906	6,512,906	—	—

Materials	1,386,292	1,386,292	—	—

Telecommunication Services	330,888	330,888	—	—

Semiannual report | Mid Cap Equity Fund	23

			LEVEL 2	LEVEL 3
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERV-
	4-30-10	PRICE	INPUTS	ABLE INPUTS

Short-Term Investments	$5,246,478	$4,456,478	$790,000	—

Total Investments in Securities	$31,211,212	$29,835,510	$790,000	$585,702
Other Financial Instruments	($330)	($330)	—	—
Totals	$31,210,882	$29,835,180	$790,000	$585,702

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

INVESTMENTS IN SECURITIES	FINANCIALS

Balance as of 10-31-09	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$300,092
Net purchases (sales)	285,610
Net transfers in and/out of Level 3	—
Balance as of 4-30-10	$585,702

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a floating rate fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for

24	Mid Cap Equity Fund | Semiannual report

financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the six months ended April 30, 2010, there were no significant borrowings under the line of credit by the Fund.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

Semiannual report | Mid Cap Equity Fund	25

fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $10,412,687 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009.

CAPITAL LOSS CARRYFORWARD EXPIRING AT OCTOBER 31
2010	2016	2017

$145,008	$6,978,553	$3,289,126

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and expiration of capital loss carryforwards.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including written and purchased options, in order to meet its investment objectives. The Fund may use derivatives to manage against anticipated changes in securities markets, gain exposure to securities and to enhance potential gains.

The use of derivative may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the

26	Mid Cap Equity Fund | Semiannual report

right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended April 30, 2010, the Fund used written options to manage against anticipated changes in securities values. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2010 and contracts held at April 30, 2010.

	NUMBER OF
	CONTRACTS	PREMIUMS

Outstanding, beginning of period	—	—
Options written	15	$2,805
Option closed	—	—
Options expired	—	—
Outstanding, end of period	15	$2,805

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
Biomarin Pharmaceutical, Inc.	$25.00	May 2010	15	$2,805	($330)
			15	$2,805	($330)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010 by risk category:

	STATEMENT OF ASSETS	FINANCIAL		LIABILITY
	AND LIABILITIES	INSTRUMENTS	ASSET DERIVATIVES	DERIVATIVES
RISK	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Written options,	Options	—	($330)
	at value

Total			—	($330)

Semiannual report | Mid Cap Equity Fund	27

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for six months ended April 30, 2010:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized appreciation	$2,475
	(depreciation)
Total		$2,475

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.75% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.70% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, short dividend, underlying fee and extraordinary expenses. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.38% for Class A, 2.05% for Class B, 2.05% for Class C and 0.95% for Class I shares. The fee waivers and/or reimbursements will continue in effect until February 28, 2011.

Effective March 1, 2010, the Adviser has voluntarily agreed to reimburse certain fund expenses (excluding taxes, brokerage commissions, interest, litigation, extraordinary expenses, underlying fees, 12b-1 fees, transfer agent fees and class level expenses) that exceed 0.95% of the Fund’s average net assets. Prior to March 1, 2010, the reimbursement limitation was 0.90% of the Fund’s average net assets.

Accordingly, these expense reductions amounted to $71,113, $13,903, $13,572 and $3,460 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic

28	Mid Cap Equity Fund | Semiannual report

reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended April 30, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fees

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $41,311 for the six months ended April 30, 2010. Of this amount, $6,971 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,560 was paid as sales commissions to broker-dealers and $780 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2010, CDSCs received by the Distributor amounted to $3,033 and $15 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses for the six months ended April 30, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$25,443	$28,081
Class B	16,503	5,620
Class C	15,715	5,204
Class I	—	1,228
Total	$57,661	$40,133

Semiannual report | Mid Cap Equity Fund	29

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six-month period ended April 30, 2010 and for the year ended October 31, 2009 were as follows:

	Six-month period
	ended 4-30-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	311,776	$3,728,432	739,571	$7,130,338
Repurchased	(197,150)	(2,334,737)	(588,710)	(5,906,549)
Net increase	114,626	$1,393,695	150,861	$1,223,789

Class B shares

Sold	29,334	$341,696	76,485	$690,581
Repurchased	(68,096)	(788,353)	(230,469)	(1,943,072)
Net decrease	(38,762)	($446,657)	(153,984)	($1,252,491)

Class C shares

Sold	27,388	$320,727	110,193	$1,035,622
Repurchased	(31,448)	(355,765)	(101,398)	(874,142)
Net increase (decrease)	(4,060)	($35,038)	8,795	$161,480

Class I shares

Sold	26,283	$332,650	41,405	$363,749
Repurchased	(1,777)	(21,251)	(17,448)	(183,314)
Net increase	24,506	$311,399	23,957	$180,435

Net increase	96,310	$1,223,399	29,629	$313,213

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $9,154,180 and $8,297,446, respectively, for the six months ended April 30, 2010.

30	Mid Cap Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
The report is certified under the Sarbanes-Oxley
Thomas M. Kinzler	Act, which requires mutual funds and other public
Secretary and Chief Legal Officer	companies to affirm that, to the best of their
knowledge, the information in their financial reports
Francis . Knox, Jr.	is fairly and accurately stated in all material respects.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Mid Cap Equity Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	810SA 4/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/10

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010